Intermediate Bond Fund of America® Summary prospectus April 7, 2017

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	AIBAX	IBFCX	TIBBX	IBFFX	IBAFX	IFBFX	CBOAX	CBOCX	CBOEX	TIIBX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CBOFX	RBOAX	RBOBX	REBBX	RBOCX	RBOEX	RBOHX	RBOFX	RBOGX

Investment objective The fund’s investment objective is to provide you with current income consistent with the maturity and quality standards described in this prospectus and preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 69 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated April 7, 2017, are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.23
Other expenses	0.16	0.19	0.19[2]	0.21	0.17	0.06[2]	0.27
Total annual fund operating expenses	0.61	1.39	0.64	0.66	0.37	0.26	0.70

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.98	0.50	0.25	0.00	0.99	0.74	0.60
Other expenses	0.28	0.20	0.25[2]	0.27	0.18	0.43	0.25
Total annual fund operating expenses	1.46	0.90	0.70	0.47	1.37	1.37	1.05

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.49	0.25	none	none	none
Other expenses	0.23	0.17	0.29	0.12	0.07
Total annual fund operating expenses	0.92	0.62	0.49	0.32	0.27

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$311	$ 242	$ 314	$ 67	$ 38	$ 27	$ 320	$ 249	$ 92	$ 320	$ 48	$ 139	$ 139
3 years	440	440	450	211	119	84	468	462	287	468	151	434	434
5 years	582	761	598	368	208	146	630	797	498	630	263	750	750
10 years	993	1,669	1,028	822	468	331	1,099	1,746	1,108	1,099	591	1,646	1,646

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 107	$ 94	$ 63	$ 50	$ 33	$ 28		1 year	$ 142	$ 149
3 years	334	293	199	157	103	87		3 years	440	462
5 years	579	509	346	274	180	152		5 years	761	797
10 years	1,283	1,131	774	616	406	343		10 years	1,669	1,746

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 173% of the average value of its portfolio.

1     Intermediate Bond Fund of America / Summary prospectus

Principal investment strategies The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average effective maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in bonds and other debt securities with quality ratings of A– or better or A3 or better (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser.

The fund primarily invests in debt securities denominated in U.S. dollars. These include securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Intermediate Bond Fund of America / Summary prospectus     2

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

3     Intermediate Bond Fund of America / Summary prospectus

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may

Intermediate Bond Fund of America / Summary prospectus     4

reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper Short-Intermediate U.S. Government Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

5     Intermediate Bond Fund of America / Summary prospectus

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	2/19/1988	–1.37%	0.58%	2.10%	4.64%
— After taxes on distributions		–2.09	–0.04	1.21	N/A
— After taxes on distributions and sale of fund shares		–0.73	0.19	1.28	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	–0.64%	0.30%	1.56%	2.32%
F-1	3/19/2001	1.07	1.04	2.32	2.81
F-2	8/8/2008	1.36	1.32	N/A	2.57
529-A	2/19/2002	–1.45	0.49	2.02	2.43
529-C	2/19/2002	–0.68	0.24	1.50	1.81
529-E	3/15/2002	0.85	0.78	2.03	2.41
529-F-1	9/16/2002	1.28	1.23	2.51	2.56
R-1	6/13/2002	0.38	0.32	1.56	1.81
R-2	5/31/2002	0.30	0.30	1.56	1.84
R-2E	8/29/2014	0.64	N/A	N/A	0.68
R-3	6/26/2002	0.81	0.76	2.01	2.22
R-4	6/27/2002	1.12	1.08	2.34	2.57
R-5E	11/20/2015	1.25	N/A	N/A	1.06
R-5	5/15/2002	1.42	1.38	2.64	2.97
R-6	5/1/2009	1.47	1.43	N/A	2.74

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.37%	1.34%	3.26%	5.41%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.43	1.84	3.24	5.37
Lipper Short-Intermediate U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.58	0.51	2.66	4.96
Class A annualized 30-day yield at August 31, 2016: 1.02% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Intermediate Bond Fund of America / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark A. Brett President	7 years	Partner – Capital Fixed Income Investors
David S. Lee Senior Vice President	3 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald Senior Vice President	3 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.
MFGEIPX-023-0417P Litho in USA CGD/DFS/8011 Investment Company File No. 811-05446

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Summary Prospectus Amendment April 7, 2017

For the following funds with summary prospectuses dated January 1, 2017–March 1, 2017

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond FundSM

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond FundSM

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Strategic Bond FundSM

American Funds Tax-Exempt Fund of New York®

American Funds U.S. Government Money Market FundSM

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund®

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about April 7, 2017, (i) each fund listed on the cover of this amendment expects to issue Class T shares and (ii) each fund listed on the cover of this amendment (other than American Funds Short-Term Tax-Exempt Bond Fund, American Funds Tax-Exempt Fund of New York, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) expects to issue Class 529-T shares, which will generally be available only through an account established with a 529 college savings plan managed by the American Funds organization. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the cover of this amendment, and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated April 7, 2017, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed on the cover of this amendment (other than American Funds Emerging Markets Bond Fund and American Funds U.S. Government Money Market Fund) is amended by supplementing the “Shareholder fees” table with the additional column captioned “T and/or 529-T” set forth below. Shareholder fee information for all other share classes, as well as footnotes in the summary prospectus, remain unchanged.

Shareholder fees (fees paid directly from your investment)

Share class:	T and/or 529-T

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

3.	The “Fees and expenses of the fund” section of the summary prospectus for American Funds Emerging Markets Bond Fund is amended by supplementing the “Shareholder fees” table with the additional column captioned “T and 529-T” set forth below. Shareholder fee information for all other share classes, as well as footnotes in the summary prospectus, remain unchanged.

Shareholder fees (fees paid directly from your investment)

Share class:	T and 529-T

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the original cost or current market value of shares sold)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

4.	The “Fees and expenses of the fund” section of the summary prospectus for American Funds U.S. Government Money Market Fund is amended by replacing the “Shareholder fees” and “Annual fund operating expenses” tables and the cumulative estimated expense example table under the heading “Example” in their entirety with the following:

Shareholder fees (fees paid directly from your investment)

					All F and	All R
	A and	C and		T and	529-F share	share
Share class:	529-A	529-C	529-E	529-T	classes	classes

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3		529-A	529-C	529-E	529-T

Management fees	0.27%	0.27%	0.27%		0.27%	0.27%	0.27%		0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00		0.25	none	none		0.00	0.00	0.00	0.00
Other expenses	0.11	0.15	0.15	[1]	0.19	0.19	0.09	[1]	0.23	0.23	0.22	0.21	[1]
Total annual fund operating expenses	0.38	0.42	0.42		0.71	0.46	0.36		0.50	0.50	0.49	0.48
Expense reimbursement	—	—	—		—	—	0.01	[2]	—	—	—	—
Total annual fund operating expenses after expense reimbursement	0.38	0.42	0.42		0.71	0.46	0.35		0.50	0.50	0.49	0.48

1	Summary Prospectus Amendment

Share class:	529-F-1	R-1	R-2		R-2E		R-3		R-4		R-5E	R-5	R-6

Management fees	0.27%	0.27%	0.27%		0.27%		0.27%		0.27%		0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.75	[3]	0.60	[3]	0.50	[3]	0.25	[3]	none	none	none
Other expenses	0.22	0.19	0.42		0.26		0.22	[3]	0.18		0.29	0.13	0.07
Total annual fund operating expenses	0.49	0.46	1.44		1.13		0.99		0.70		0.56	0.40	0.34

[1]	Based on estimated amounts for the current fiscal year.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[3]	Restated to reflect current fees.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2

1 year	$39	$143	$292	$73	$47	$36	$51	$151	$50	$299	$50	$47	$147
3 years	122	135	382	227	148	115	160	160	157	404	157	148	456
5 years	213	235	480	395	258	201	280	280	274	519	274	258	787
10 years	480	530	767	883	579	455	628	628	616	854	616	579	1,724

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6				Share class:		C	529-C

1 year	$115	$101	$72	$57	$41	$35	For the share classes listed to the right, you would pay the following if you did not redeem your shares:			1 year		$43	$51
3 years	359	315	224	179	128	109				3 years		135	160
5 years	622	547	390	313	224	191				5 years		235	280
10 years	1,375	1,213	871	701	505	431				10 years		530	628

5.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” in their entirety with the corresponding tables set forth under such fund’s name below. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C		T		F-1		F-2		F-3		529-A		529-C		529-E		529-T

Management fees	0.33%	0.33%		0.33%		0.33%		0.33%		0.33%		0.33%		0.33%		0.33%		0.33%
Distribution and/or service (12b-1) fees	0.30	1.00		0.25		0.25		none		none		0.09		0.99		0.47		0.25
Other expenses	0.14 [2]	0.18	[2]	0.18	[3]	0.16	[2]	0.18	[2]	0.08	[3]	0.25	[2]	0.25	[2]	0.20	[2]	0.24	[3]
Total annual fund operating expenses	0.77	1.51		0.76		0.74		0.51		0.41		0.67		1.57		1.00		0.82

Share class:	529-F-1	R-1		R-2		R-2E		R-3		R-4		R-5E		R-5		R-6

Management fees	0.33%	0.33%		0.33%		0.33%		0.33%		0.33%		0.33%		0.33%		0.33%
Distribution and/or service (12b-1) fees	0.00	1.00	[2]	0.74		0.56		0.49		0.25		none		none		none
Other expenses	0.25	0.29	[2]	0.46	[2]	0.28	[2]	0.24	[2]	0.16	[2]	0.30	[2]	0.15	[2]	0.09	[2]
Total annual fund operating expenses	0.58	1.62		1.53		1.17		1.06		0.74		0.63		0.48		0.42
Expense reimbursement	—	—		—		0.01	[2,4]	—		—		0.05	[2,4]	—		—
Total annual fund operating expenses after expense reimbursement	0.58	1.62		1.53		1.16		1.06		0.74		0.58		0.48		0.42

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2

1 year	$327	$254	$326	$76	$52	$42	$317	$260	$102	$334	$59	$165	$156
3 years	490	477	487	237	164	132	459	496	318	512	186	511	483
5 years	667	824	662	411	285	230	614	855	552	705	324	881	834
10 years	1,180	1,802	1,169	918	640	518	1,064	1,867	1,225	1,264	726	1,922	1,824

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6				Share class:		C	529-C

1 year	$118	$108	$76	$59	$49	$43	For the share classes listed to the right, you would pay the following if you did not redeem your shares:			1 year		$154	$160
3 years	371	337	237	197	154	135				3 years		477	496
5 years	643	585	411	346	269	235				5 years		824	855
10 years	1,419	1,294	918	782	604	530				10 years		1,802	1,867

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3		529-A		529-C	529-E	529-T

Management fees	0.49%	0.49%	0.49%		0.49%	0.49%	0.49%		0.49%		0.49%	0.49%	0.49%
Distribution and/or service (12b-1) fees	0.23	1.00	0.25		0.25	none	none		0.20		0.99	0.50	0.25
Other expenses	0.19	0.23	0.23	[2]	0.22	0.21	0.11	[2]	0.29	[3]	0.31	0.23	0.29	[2]
Total annual fund operating expenses	0.91	1.72	0.97		0.96	0.70	0.60		0.98		1.79	1.22	1.03

Summary Prospectus Amendment	2

Share class:	529-F-1	R-1	R-2		R-2E		R-3		R-4	R-5E	R-5	R-6

Management fees	0.49%	0.49%	0.49%		0.49%		0.49%		0.49%	0.49%	0.49%	0.49%
Distribution and/or service (12b-1) fees	0.00	1.00	0.74		0.60		0.49		0.25	none	none	none
Other expenses	0.30	0.19	0.47	[3]	0.34	[3]	0.26	[3]	0.19	0.31	0.14	0.09
Total annual fund operating expenses	0.79	1.68	1.70		1.43		1.24		0.93	0.80	0.63	0.58

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2

1 year	$663	$275	$346	$98	$72	$61	$669	$282	$124	$355	$81	$171	$173
3 years	848	542	551	306	224	192	869	563	387	578	252	530	536
5 years	1,050	933	773	531	390	335	1,086	970	670	819	439	913	923
10 years	1,630	2,030	1,410	1,178	871	750	1,707	2,105	1,477	1,509	978	1,987	2,009

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6		Share class:	C	529-C

1 year	$146	$126	$95	$82	$64	$59	For the share classes listed to the	1 year	$175	$182
3 years	452	393	296	255	202	186	right, you would pay the following	3 years	542	563
5 years	782	681	515	444	351	324	if you did not redeem your shares:	5 years	933	970
10 years	1,713	1,500	1,143	990	786	726		10 years	2,030	2,105

6.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table with the additional columns captioned “T” and/or “529-T” set forth under such fund’s name below and (ii) supplementing the cumulative estimated expense example table under the heading “Example” with the additional line column(s) captioned “T” and/or “529-T” set forth under such fund’s name below. Expense information for all other share classes (which are shown for comparative purposes only) remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and/or service (12b-1) fees	0.23	1.00	0.25	0.25	none	none
Other expenses	0.13	0.17	0.18 [2]	0.17	0.16	0.07	[2]
Total annual fund operating expenses	0.67	1.48	0.74	0.73	0.47	0.38

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and/or service (12b-1) fees	0.22	0.99	0.50	0.25	0.00
Other expenses	0.22 [3]	0.25	0.19	0.23 [2]	0.25
Total annual fund operating expenses	0.75	1.55	1.00	0.79	0.56

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$640	$251	$324	$75	$48	$39	$647	$258	$102	$331	$57
3 years	777	468	481	233	151	122	801	490	318	502	179
5 years	927	808	651	406	263	213	968	845	552	689	313
10 years	1,362	1,768	1,145	906	591	480	1,452	1,845	1,225	1,228	701

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25	0.25	none	none
Other expenses	0.12	0.15	0.16 [2]	0.18	0.16	0.06	[2]
Total annual fund operating expenses	0.59	1.38	0.64	0.66	0.39	0.29

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.23	0.99	0.50	0.25	0.00
Other expenses	0.21	0.22	0.18	0.21 [2]	0.21
Total annual fund operating expenses	0.67	1.44	0.91	0.69	0.44

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$632	$240	$314	$67	$40	$30	$640	$247	$93	$320	$45
3 years	753	437	450	211	125	93	777	456	290	471	141
5 years	885	755	598	368	219	163	927	787	504	634	246
10 years	1,270	1,657	1,028	822	493	368	1,362	1,724	1,120	1,109	555

3	Summary Prospectus Amendment

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none
Other expenses[2]	0.41	0.46	0.45	0.46	0.43	0.35
Total annual fund operating expenses	1.17	1.92	1.16	1.17	0.89	0.81
Expense reimbursement[3]	0.22	0.22	0.22	0.22	0.22	0.23
Total annual fund operating expenses after expense reimbursement	0.95	1.70	0.94	0.95	0.67	0.58

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.30	1.00	0.50	0.25	0.00
Other expenses[2]	0.50	0.51	0.47	0.50	0.50
Total annual fund operating expenses	1.26	1.97	1.43	1.21	0.96
Expense reimbursement[3]	0.22	0.22	0.22	0.22	0.22
Total annual fund operating expenses after expense reimbursement	1.04	1.75	1.21	0.99	0.74

[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$468	$273	$344	$97	$68	$59	$477	$278	$123	$351	$76
3 years	712	582	588	350	262	236	739	597	431	612	284
5 years	974	1,016	851	622	472	427	1,020	1,042	761	894	509
10 years	1,723	2,225	1,602	1,401	1,076	980	1,822	2,278	1,694	1,696	1,158

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25	0.25	none	none
Other expenses	0.33	0.38	0.38 [2]	0.29	0.28	0.16	[2]
Total annual fund operating expenses	1.33	2.14	1.39	1.30	1.04	0.92

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.19	1.00	0.50	0.25	0.00
Other expenses	0.44	0.45	0.30	0.43 [2]	0.43
Total annual fund operating expenses	1.39	2.21	1.56	1.44	1.19

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$703	$317	$388	$132	$106	$94	$708	$324	$159	$397	$121
3 years	972	670	679	412	331	293	990	691	493	706	378
5 years	1,262	1,149	991	713	574	509	1,292	1,185	850	1,037	654
10 years	2,084	2,472	1,877	1,568	1,271	1,131	2,148	2,544	1,856	1,974	1,443

American Funds Emerging Markets Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C		T	F-1	F-2	F-3

Management fees	0.57%	0.57%		0.57%	0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	0.30 [1]	1.00	[1]	0.25	0.23	none	none
Other expenses[2]	0.29	0.37		0.28	0.35	0.30	0.41
Total annual fund operating expenses	1.16	1.94		1.10	1.15	0.87	0.98
Expense reimbursement[3]	0.08	0.08		0.08	0.08	0.08	0.30
Total annual fund operating expenses after expense reimbursement	1.08	1.86		1.02	1.07	0.79	0.68

Share class:	529-A	529-C		529-E	529-T	529-F-1

Management fees	0.57%	0.57%		0.57%	0.57%	0.57%
Distribution and/or service (12b-1) fees	0.29	1.00	[1]	0.50 [1]	0.25	0.00
Other expenses[2]	0.42	0.42		0.40	0.34	0.43
Total annual fund operating expenses	1.28	1.99		1.47	1.16	1.00
Expense reimbursement[3]	0.08	0.08		0.08	0.08	0.08
Total annual fund operating expenses after expense reimbursement	1.20	1.91		1.39	1.08	0.92

[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Summary Prospectus Amendment	4

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$481	$289	$351	$109	$81	$69	$493	$294	$142	$360	$94
3 years	722	601	583	357	270	282	758	617	457	611	310
5 years	982	1,040	833	625	474	512	1,044	1,065	795	881	545
10 years	1,724	2,258	1,549	1,390	1,065	1,174	1,855	2,310	1,751	1,652	1,217

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25	0.25	none	none
Other expenses	0.15	0.19	0.18 [2]	0.20	0.19	0.08	[2]
Total annual fund operating expenses	0.85	1.65	0.89	0.91	0.65	0.54

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	0.21	1.00	0.50	0.25	0.00
Other expenses	0.26	0.26	0.20	0.24 [2]	0.26
Total annual fund operating expenses	0.93	1.72	1.16	0.95	0.72

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$657	$268	$339	$93	$66	$55	$664	$275	$118	$347	$74
3 years	831	520	527	290	208	173	854	542	368	553	230
5 years	1,019	897	731	504	362	302	1,060	933	638	775	401
10 years	1,564	1,955	1,319	1,120	810	677	1,652	2,030	1,409	1,416	894

American Funds Mortgage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.24%	0.24%	0.24%		0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25		0.25	none	none
Other expenses	0.20	0.24	0.23	[2]	0.18	0.17	0.07	[2]
Total annual fund operating expenses	0.68	1.48	0.72		0.67	0.41	0.31

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	0.24%	0.24%	0.24%	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.22	1.00	0.49	0.25		0.00
Other expenses	0.30	0.31	0.28	0.29	[2]	0.31
Total annual fund operating expenses	0.76	1.55	1.01	0.78		0.55

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$442	$251	$322	$68	$42	$32	$450	$258	$103	$330	$56
3 years	584	468	474	214	132	100	609	490	322	499	176
5 years	739	808	641	373	230	174	782	845	558	683	307
10 years	1,190	1,768	1,122	835	518	393	1,282	1,845	1,236	1,216	689

American Funds Short-Term Tax-Exempt Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	T		F-1	F-2	F-3

Management fees	0.37%	0.37%		0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	0.15	0.25		0.25	none	none
Other expenses	0.07	0.11	[2]	0.19	0.19	0.08	[2]
Total annual fund operating expenses	0.59	0.73		0.81	0.56	0.45

Example

Share class:	A	T	F-1	F-2	F-3

1 year	$309	$323	$83	$57	$46
3 years	434	478	259	179	144
5 years	571	646	450	313	252
10 years	969	1,134	1,002	701	567

5	Summary Prospectus Amendment

American Funds Strategic Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2		F-3

Management fees	0.57%	0.57%	0.57%		0.57%	0.57%		0.57%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25		0.25	none		none
Other expenses	0.16	0.21	0.20	[3]	0.24	0.23	[2]	0.13	[3]
Total annual fund operating expenses	1.03	1.78	1.02		1.06	0.80		0.70
Expense reimbursement[2,4]	0.02	0.02	0.02		0.02	0.02		0.02
Total annual fund operating expenses after expense reimbursement	1.01	1.76	1.00		1.04	0.78		0.68

Share class:	529-A		529-C	529-E		529-T		529-F-1

Management fees	0.57%		0.57%	0.57%		0.57%		0.57%
Distribution and/or service (12b-1) fees	0.30		0.97	0.50	[2]	0.25		0.00
Other expenses	0.28	[2]	0.28	0.22		0.28	[3]	0.27
Total annual fund operating expenses	1.15		1.82	1.29		1.10		0.84
Expense reimbursement[2,4]	0.02		0.02	0.02		0.02		0.02
Total annual fund operating expenses after expense reimbursement	1.13		1.80	1.27		1.08		0.82

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$474	$279	$349	$106	$80	$69	$486	$283	$129	$360	$84
3 years	689	558	565	335	253	222	725	571	407	598	266
5 years	920	963	797	583	442	388	982	983	706	854	464
10 years	1,585	2,093	1,465	1,292	988	869	1,718	2,136	1,555	1,588	1,035

American Funds Tax-Exempt Fund of New York

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1		F-2	F-3

Management fees	0.34%	0.34%	0.34%		0.34%		0.34%	0.34%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25		0.16	[2]	none	none
Other expenses	0.13	0.17	0.16	[3]	0.22		0.24	0.14	[3]
Total annual fund operating expenses	0.72	1.51	0.75		0.72		0.58	0.48
Expense reimbursement[4]	0.03	0.03	0.03		0.03		0.03	0.03
Total annual fund operating expenses after expense reimbursement	0.69	1.48	0.72		0.69		0.55	0.45

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3

1 year	$443	$251	$322	$70	$56	$46
3 years	594	474	481	227	183	151
5 years	758	821	654	398	321	266
10 years	1,233	1,799	1,154	892	723	601

American High-Income Municipal Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.30%	0.30%	0.30%		0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.28	1.00	0.25		0.25	none	none
Other expenses	0.09	0.13	0.14	[2]	0.19	0.18	0.09	[2]
Total annual fund operating expenses	0.67	1.43	0.69		0.74	0.48	0.39

Example

Share class:	A	C	T		F-1	F-2	F-3

1 year	$441	$246	$319		$76	$49	$40
3 years	581	452	465		237	154	125
5 years	734	782	625		411	269	219
10 years	1,178	1,713	1,087		918	604	493

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.29%	0.29%	0.29%		0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25		0.25	none	none
Other expenses	0.18	0.22	0.22	[2]	0.20	0.19	0.07	[2]
Total annual fund operating expenses	0.71	1.51	0.76		0.74	0.48	0.36

Summary Prospectus Amendment	6

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	0.29%	0.29%	0.29%	0.29%		0.29%
Distribution and/or service (12b-1) fees	0.23	0.98	0.49	0.25		0.00
Other expenses	0.29	0.30	0.22	0.28	[2]	0.29
Total annual fund operating expenses	0.81	1.57	1.00	0.82		0.58

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$445	$254	$326	$76	$49	$37	$455	$260	$102	$334	$59
3 years	594	477	487	237	154	116	624	496	318	512	186
5 years	755	824	662	411	269	202	808	855	552	705	324
10 years	1,224	1,802	1,169	918	604	456	1,339	1,867	1,225	1,264	726

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.24%	0.24%	0.24%		0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25		0.25	none	none
Other expenses	0.11	0.15	0.15	[2]	0.18	0.18	0.06	[2]
Total annual fund operating expenses	0.59	1.39	0.64		0.67	0.42	0.30

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	0.24%	0.24%	0.24%	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.23	0.99	0.50	0.25		0.00
Other expenses	0.22	0.23	0.19	0.21	[2]	0.22
Total annual fund operating expenses	0.69	1.46	0.93	0.70		0.46

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$632	$242	$314	$68	$43	$31	$641	$249	$95	$322	$47
3 years	753	440	450	214	135	97	783	462	296	474	148
5 years	885	761	598	373	235	169	937	797	515	640	258
10 years	1,270	1,669	1,028	835	530	381	1,384	1,746	1,143	1,121	579

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.19%	0.19%	0.19%		0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25		0.25	none	none
Other expenses	0.18	0.21	0.21	[2]	0.20	0.17	0.07	[2]
Total annual fund operating expenses	0.61	1.40	0.65		0.64	0.36	0.26

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	0.19%	0.19%	0.19%	0.19%		0.19%
Distribution and/or service (12b-1) fees	0.23	0.99	0.50	0.25		0.00
Other expenses	0.27	0.27	0.21	0.26	[2]	0.27
Total annual fund operating expenses	0.69	1.45	0.90	0.70		0.46

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$435	$243	$315	$65	$37	$27	$443	$248	$92	$322	$47
3 years	563	443	453	205	116	84	587	459	287	474	148
5 years	703	766	603	357	202	146	745	792	498	640	258
10 years	1,109	1,680	1,040	798	456	331	1,201	1,735	1,108	1,121	579

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.23%	0.23%	0.23%		0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25		0.25	none	none
Other expenses	0.13	0.17	0.16	[2]	0.19	0.17	0.07	[2]
Total annual fund operating expenses	0.60	1.40	0.64		0.67	0.40	0.30

7	Summary Prospectus Amendment

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	0.23%	0.23%	0.23%	0.23%		0.23%
Distribution and/or service (12b-1) fees	0.22	0.99	0.50	0.25		0.00
Other expenses	0.24	0.24	0.19	0.21	[2]	0.23
Total annual fund operating expenses	0.69	1.46	0.92	0.69		0.46

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$633	$243	$314	$68	$41	$31	$641	$249	$94	$320	$47
3 years	756	443	450	214	128	97	783	462	293	471	148
5 years	891	766	598	373	224	170	937	797	509	634	258
10 years	1,282	1,680	1,028	835	505	383	1,384	1,746	1,131	1,109	579

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.44%	0.44%	0.44%		0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25		0.25	none	none
Other expenses	0.27	0.31	0.31	[2]	0.27	0.21	0.11	[2]
Total annual fund operating expenses	0.95	1.75	1.00		0.96	0.65	0.55

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	0.44%	0.44%	0.44%	0.44%		0.44%
Distribution and/or service (12b-1) fees	0.23	0.99	0.49	0.25		0.00
Other expenses	0.36	0.37	0.27	0.35	[2]	0.36
Total annual fund operating expenses	1.03	1.80	1.20	1.04		0.80

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$468	$278	$349	$98	$66	$56	$476	$283	$122	$356	$82
3 years	666	551	560	306	208	176	691	566	381	581	255
5 years	881	949	789	531	362	307	922	975	660	824	444
10 years	1,498	2,062	1,444	1,178	810	689	1,587	2,116	1,455	1,521	990

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.38%	0.38%	0.38%		0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.24	0.99	0.25		0.25	none	none
Other expenses	0.17	0.22	0.21	[2]	0.20	0.17	0.07	[2]
Total annual fund operating expenses	0.79	1.59	0.84		0.83	0.55	0.45

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	0.38%	0.38%	0.38%	0.38%		0.38%
Distribution and/or service (12b-1) fees	0.22	0.99	0.50	0.25		0.00
Other expenses	0.27	0.27	0.21	0.26	[2]	0.26
Total annual fund operating expenses	0.87	1.64	1.09	0.89		0.64

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$651	$262	$334	$85	$56	$46	$659	$267	$111	$341	$65
3 years	813	502	511	265	176	144	837	517	347	534	205
5 years	989	866	704	460	307	252	1,029	892	601	743	357
10 years	1,497	1,889	1,261	1,025	689	567	1,586	1,944	1,329	1,346	798

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.42%	0.42%	0.42%		0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25		0.25	none	none
Other expenses	0.17	0.20	0.21	[2]	0.19	0.18	0.09	[2]
Total annual fund operating expenses	0.83	1.62	0.88		0.86	0.60	0.51

Summary Prospectus Amendment	8

Share class:	529-A		529-C	529-E	529-T		529-F-1

Management fees	0.42%		0.42%	0.42%	0.42%		0.42%
Distribution and/or service (12b-1) fees	0.21		0.99	0.50	0.25		0.00
Other expenses	0.25	[3]	0.27	0.22	0.24	[2]	0.27
Total annual fund operating expenses	0.88		1.68	1.14	0.91		0.69

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$655	$265	$338	$88	$61	$52	$660	$271	$116	$343	$70
3 years	825	511	524	274	192	164	840	530	362	540	221
5 years	1,009	881	725	477	335	285	1,035	913	628	754	384
10 years	1,541	1,922	1,307	1,061	750	640	1,597	1,987	1,386	1,370	859

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.25%	0.25%	0.25%		0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25		0.25	none	none
Other expenses	0.12	0.16	0.17	[2]	0.18	0.16	0.07	[2]
Total annual fund operating expenses	0.61	1.41	0.67		0.68	0.41	0.32

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	0.25%	0.25%	0.25%	0.25%		0.25%
Distribution and/or service (12b-1) fees	0.22	0.99	0.50	0.25		0.00
Other expenses	0.22	0.23	0.18	0.22	[2]	0.23
Total annual fund operating expenses	0.69	1.47	0.93	0.72		0.48

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$634	$244	$317	$69	$42	$33	$641	$250	$95	$324	$49
3 years	759	446	459	218	132	103	783	465	296	480	154
5 years	896	771	614	379	230	180	937	803	515	651	269
10 years	1,293	1,691	1,064	847	518	406	1,384	1,757	1,143	1,144	604

The Growth Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.27%	0.27%	0.27%		0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25		0.25	none	none
Other expenses	0.15	0.19	0.19	[2]	0.19	0.17	0.06	[2]
Total annual fund operating expenses	0.66	1.46	0.71		0.71	0.44	0.33

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	0.27%	0.27%	0.27%	0.27%		0.27%
Distribution and/or service (12b-1) fees	0.22	0.99	0.50	0.25		0.00
Other expenses	0.25	0.26	0.21	0.24	[2]	0.25
Total annual fund operating expenses	0.74	1.52	0.98	0.76		0.52

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$639	$249	$321	$73	$45	$34	$646	$255	$100	$328	$53
3 years	774	462	471	227	141	106	798	480	312	493	167
5 years	922	797	635	395	246	185	963	829	542	672	291
10 years	1,350	1,746	1,110	883	555	418	1,441	1,813	1,201	1,192	653

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.22%	0.22%	0.22%		0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25		0.25	none	none
Other expenses	0.10	0.14	0.14	[2]	0.18	0.17	0.06	[2]
Total annual fund operating expenses	0.56	1.36	0.61		0.65	0.39	0.28

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	0.22%	0.22%	0.22%	0.22%		0.22%
Distribution and/or service (12b-1) fees	0.23	0.99	0.50	0.25		0.00
Other expenses	0.21	0.22	0.17	0.19	[2]	0.21
Total annual fund operating expenses	0.66	1.43	0.89	0.66		0.43

9	Summary Prospectus Amendment

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$629	$238	$311	$66	$40	$29	$639	$246	$91	$317	$44
3 years	744	431	440	208	125	90	774	452	284	461	138
5 years	870	745	582	362	219	157	922	782	493	618	241
10 years	1,236	1,635	993	810	493	356	1,350	1,713	1,096	1,072	542

Intermediate Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses	0.16	0.19	0.19 [2]	0.21	0.17	0.06	[2]
Total annual fund operating expenses	0.61	1.39	0.64	0.66	0.37	0.26

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.23	0.98	0.50	0.25	0.00
Other expenses	0.27	0.28	0.20	0.25 [2]	0.27
Total annual fund operating expenses	0.70	1.46	0.90	0.70	0.47

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$311	$242	$314	$67	$38	$27	$320	$249	$92	$320	$48
3 years	440	440	450	211	119	84	468	462	287	468	151
5 years	582	761	598	368	208	146	630	797	498	630	263
10 years	993	1,669	1,028	822	468	331	1,099	1,746	1,108	1,099	591

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.23	0.99	0.25	0.25	none	none
Other expenses	0.12	0.16	0.16 [2]	0.20	0.17	0.07	[2]
Total annual fund operating expenses	0.59	1.39	0.65	0.69	0.41	0.31

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.22	0.99	0.50	0.25	0.00
Other expenses	0.22	0.22	0.18	0.21 [2]	0.22
Total annual fund operating expenses	0.68	1.45	0.92	0.70	0.46

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$632	$242	$315	$70	$42	$32	$640	$248	$94	$322	$47
3 years	753	440	453	221	132	100	780	459	293	474	148
5 years	885	761	603	384	230	174	932	792	509	640	258
10 years	1,270	1,669	1,040	859	518	393	1,373	1,735	1,131	1,121	579

Limited Term Tax-Exempt Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.24%	0.24%	0.24%		0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25		0.25	none	none
Other expenses	0.05	0.09	0.10	[2]	0.18	0.17	0.07	[2]
Total annual fund operating expenses	0.59	1.33	0.59		0.67	0.41	0.31

Example

Share class:	A	C	T		F-1	F-2	F-3

1 year	$309	$235	$309		$68	$42	$32
3 years	434	421	434		214	132	100
5 years	571	729	571		373	230	174
10 years	969	1,601	969		835	518	393

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.39%	0.39%	0.39%		0.39%	0.39%	0.39%
Distribution and/or service (12b-1) fees	0.23	1.00	0.25		0.25	none	none
Other expenses	0.19	0.23	0.23	[2]	0.21	0.19	0.08	[2]
Total annual fund operating expenses	0.81	1.62	0.87		0.85	0.58	0.47

Summary Prospectus Amendment	10

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	0.39%	0.39%	0.39%	0.39%		0.39%
Distribution and/or service (12b-1) fees	0.20	0.99	0.50	0.25		0.00
Other expenses	0.29	0.29	0.23	0.28	[2]	0.29
Total annual fund operating expenses	0.88	1.67	1.12	0.92		0.68

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$653	$265	$337	$87	$59	$48	$660	$270	$114	$344	$69
3 years	819	511	521	271	186	151	840	526	356	543	218
5 years	999	881	720	471	324	263	1,035	907	617	759	379
10 years	1,519	1,922	1,296	1,049	726	591	1,597	1,976	1,363	1,381	847

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25	0.25	none	none
Other expenses	0.15	0.19	0.19 [2]	0.21	0.17	0.07	[2]
Total annual fund operating expenses	0.77	1.57	0.82	0.84	0.55	0.45

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.22	0.99	0.49	0.25	0.00
Other expenses	0.26	0.26	0.22	0.24 [2]	0.25
Total annual fund operating expenses	0.86	1.63	1.09	0.87	0.63

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$649	$260	$332	$86	$56	$46	$658	$266	$111	$339	$64
3 years	807	496	505	268	176	144	834	514	347	528	202
5 years	978	855	694	466	307	252	1,024	887	601	732	351
10 years	1,474	1,867	1,238	1,037	689	567	1,575	1,933	1,329	1,323	786

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.23	1.00	0.25	0.25	none	none
Other expenses	0.29	0.33	0.32 [3]	0.23	0.21	0.11	[3]
Total annual fund operating expenses	1.07	1.88	1.12	1.03	0.76	0.66

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.21	0.98	0.50	0.25	0.00
Other expenses	0.37	0.39	0.29	0.36 [3]	0.38
Total annual fund operating expenses	1.13	1.92	1.34	1.16	0.93

[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$678	$291	$361	$105	$78	$67	$684	$295	$136	$368	$95
3 years	896	591	597	328	243	211	913	603	425	618	296
5 years	1,131	1,016	851	569	422	368	1,161	1,037	734	888	515
10 years	1,806	2,201	1,579	1,259	942	822	1,871	2,243	1,613	1,659	1,143

Short-Term Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.28%	0.28%	0.28%		0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.21	0.99	0.25		0.25	none	none
Other expenses	0.13	0.18	0.17	[2]	0.19	0.18	0.07	[2]
Total annual fund operating expenses	0.62	1.45	0.70		0.72	0.46	0.35

11	Summary Prospectus Amendment

Share class:	529-A	529-C	529-E	529-T		529-F-1

Management fees	0.28%	0.28%	0.28%	0.28%		0.28%
Distribution and/or service (12b-1) fees	0.14	0.99	0.49	0.25		0.00
Other expenses	0.24	0.24	0.22	0.23	[2]	0.24
Total annual fund operating expenses	0.66	1.51	0.99	0.76		0.52

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$312	$248	$320	$74	$47	$36	$316	$254	$101	$328	$53
3 years	444	459	468	230	148	113	456	477	315	493	167
5 years	587	792	630	401	258	197	609	824	547	672	291
10 years	1,005	1,735	1,099	894	579	443	1,052	1,802	1,213	1,192	653

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.24	1.00	0.25	0.25	none	none
Other expenses	0.23	0.27	0.27 [2]	0.23	0.19	0.08	[2]
Total annual fund operating expenses	1.10	1.90	1.15	1.11	0.82	0.71

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.21	0.99	0.50	0.25	0.00
Other expenses	0.33	0.34	0.25	0.32 [2]	0.33
Total annual fund operating expenses	1.17	1.96	1.38	1.20	0.96

[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$681	$293	$364	$113	$84	$73	$687	$299	$140	$372	$98
3 years	905	597	606	353	262	227	925	615	437	631	306
5 years	1,146	1,026	867	612	455	395	1,182	1,057	755	910	531
10 years	1,838	2,222	1,613	1,352	1,014	883	1,914	2,285	1,657	1,705	1,178

The Tax-Exempt Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.23%	0.23%	0.23%		0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25		0.25	none	none
Other expenses	0.06	0.10	0.10	[2]	0.19	0.17	0.08	[2]
Total annual fund operating expenses	0.54	1.33	0.58		0.67	0.40	0.31

Example

Share class:	A	C	T		F-1	F-2	F-3

1 year	$428	$235	$308		$68	$41	$32
3 years	542	421	431		214	128	100
5 years	665	729	566		373	224	174
10 years	1,027	1,601	958		835	505	393

The Tax-Exempt Fund of California

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T		F-1	F-2	F-3

Management fees	0.30%	0.30%	0.30%		0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25		0.25	none	none
Other expenses	0.05	0.09	0.09	[2]	0.18	0.18	0.07	[2]
Total annual fund operating expenses	0.60	1.39	0.64		0.73	0.48	0.37

Example

Share class:	A	C	T		F-1	F-2	F-3

1 year	$434	$242	$314		$75	$49	$38
3 years	560	440	450		233	154	119
5 years	697	761	598		406	269	208
10 years	1,097	1,669	1,028		906	604	468

Summary Prospectus Amendment	12

U.S. Government Securities Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses	0.17	0.21	0.22 [2]	0.19	0.17	0.06	[2]
Total annual fund operating expenses	0.63	1.42	0.68	0.65	0.38	0.27

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.22	0.98	0.49	0.25	0.00
Other expenses	0.28	0.28	0.24	0.26 [2]	0.28
Total annual fund operating expenses	0.71	1.47	0.94	0.72	0.49

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$437	$245	$318	$66	$39	$28	$445	$250	$96	$324	$50
3 years	569	449	462	208	122	87	594	465	300	480	157
5 years	713	776	619	362	213	152	755	803	520	651	274
10 years	1,132	1,702	1,075	810	480	343	1,224	1,757	1,155	1,144	616

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	C	T	F-1	F-2	F-3

Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.23	1.00	0.25	0.25	none	none
Other expenses	0.11	0.14	0.15 [2]	0.17	0.17	0.06	[2]
Total annual fund operating expenses	0.58	1.38	0.64	0.66	0.41	0.30

Share class:	529-A	529-C	529-E	529-T	529-F-1

Management fees	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.22	0.99	0.49	0.25	0.00
Other expenses	0.20 [3]	0.22	0.19	0.20 [2]	0.22
Total annual fund operating expenses	0.66	1.45	0.92	0.69	0.46

Example

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1

1 year	$631	$240	$314	$67	$42	$31	$639	$248	$94	$320	$47
3 years	750	437	450	211	132	97	774	459	293	471	148
5 years	880	755	598	368	230	169	922	792	509	634	258
10 years	1,259	1,657	1,028	822	518	381	1,350	1,735	1,131	1,109	579

7.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

AMCAP Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	5/1/1967	2.78%	12.94%	6.97%	11.24%
– After taxes on distributions		1.85	11.38	6.03	N/A
– After taxes on distributions and sale of fund shares		2.30	10.23	5.55	N/A

13	Summary Prospectus Amendment

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	7.14%	13.38%	6.74%	6.27%
F-1	3/16/2001	8.99	14.26	7.59	6.93
F-2	8/1/2008	9.28	14.55	N/A	10.49
529-A	2/15/2002	2.66	12.85	6.89	6.96
529-C	2/19/2002	7.14	13.31	6.68	6.65
529-E	3/7/2002	8.70	13.93	7.24	6.83
529-F-1	9/17/2002	9.18	14.44	7.75	9.26
R-1	6/26/2002	8.20	13.42	6.78	7.51
R-2	5/21/2002	8.20	13.44	6.76	6.73
R-2E	8/29/2014	8.58	N/A	N/A	4.25
R-3	6/4/2002	8.67	13.93	7.26	7.45
R-4	5/20/2002	9.01	14.28	7.59	7.47
R-5E	11/20/2015	9.15	N/A	N/A	6.21
R-5	5/15/2002	9.33	14.62	7.91	7.77
R-6	5/1/2009	9.37	14.67	N/A	15.15

				Lifetime
				(from Class A
Indexes	1 year	5 years	10 years	inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	14.66%	6.95%	9.87%
Lipper Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.66	13.90	6.22	8.84
Consumer Price Index	2.07	1.36	1.81	4.08

American Funds Corporate Bond Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	Lifetime

A – Before taxes	12/14/2012	2.98%	2.57%
– After taxes on distributions		1.47	1.15
– After taxes on distributions and sale of fund shares		1.74	1.31

			Lifetime
			(from Class A
Indexes		1 year	inception)

Bloomberg Barclays U.S. Corporate Investment Grade Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		6.11%	2.76%
Lipper Corporate Debt Funds BBB-Rated Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		5.91	2.40
Lipper Corporate Debt Funds A-Rated Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		4.48	2.09
Class A annualized 30-day yield at November 30, 2016: 2.16% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment	14

American Funds Global Balanced Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	2/1/2011	0.32%	5.82%	4.55%
– After taxes on distributions		–0.16	5.16	3.98
– After taxes on distributions and sale of fund shares		0.56	4.58	3.60

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime

C	2/1/2011	4.58%	6.22%	4.77%
F-1	2/1/2011	6.37	7.03	5.57
F-2	2/1/2011	6.66	7.31	5.84
529-A	2/1/2011	0.22	5.74	4.48
529-C	2/1/2011	4.49	6.14	4.69
529-E	2/1/2011	6.10	6.73	5.27
529-F-1	2/1/2011	6.55	7.21	5.74
R-1	2/1/2011	5.66	6.43	4.95
R-2	2/1/2011	5.59	6.26	4.82
R-2E	8/29/2014	5.96	N/A	–0.18
R-3	2/1/2011	6.07	6.74	5.28
R-4	2/1/2011	6.37	7.07	5.60
R-5E	11/20/2015	6.52	N/A	3.97
R-5	2/1/2011	6.68	7.36	5.89
R-6	2/1/2011	6.73	7.41	5.94

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.86%	9.36%	5.91%
Bloomberg Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09	0.21	1.04
60%/40% MSCI ACWI/Bloomberg Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.69	5.76	4.12
Lipper Flexible Portfolio Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.16	7.37	5.49
Class A annualized 30-day yield at October 31, 2016: 1.79% (For current yield information, please call American FundsLine® at (800) 325-3590.)

American Funds Mortgage Fund

15	Summary Prospectus Amendment

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	11/1/2010	–1.84%	1.12%	1.67%
– After taxes on distributions		–2.79	0.33	0.83
– After taxes on distributions and sale of fund shares		–0.97	0.54	0.95

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime

C	11/1/2010	0.05%	1.05%	1.48%
F-1	11/1/2010	1.94	1.87	2.27
F-2	11/1/2010	2.21	2.14	2.53
529-A	11/1/2010	–2.03	1.02	1.57
529-C	11/1/2010	0.00	0.98	1.41
529-E	11/1/2010	1.53	1.52	1.93
529-F-1	11/1/2010	2.09	2.01	2.41
R-1	11/1/2010	1.05	1.57	1.91
R-2	11/1/2010	1.18	1.12	1.57
R-2E	8/29/2014	1.87	N/A	2.01
R-3	11/1/2010	1.60	1.62	2.03
R-4	11/1/2010	1.95	1.94	2.34
R-5E	11/20/2015	1.99	N/A	1.78
R-5	11/1/2010	2.24	2.18	2.57
R-6	11/1/2010	2.32	2.24	2.63

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

Bloomberg Barclays U.S. Mortgage Backed Securities Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.67%	2.06%	2.54%
Lipper Intermediate U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.99	1.05	1.58
Lipper GNMA Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	1.05	1.31	1.99
Class A annualized 30-day yield at August 31, 2016: 1.77% (For current yield information, please call American FundsLine® at (800) 325-3590.)

American Funds Short-Term Tax-Exempt Bond Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years

A – Before taxes	10/24/1989	–2.53%	0.18%	1.05%
– After taxes on distributions		–2.53	0.18	1.05
– After taxes on distributions and sale of fund shares		–0.98	0.40	1.11

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

F-1	8/27/09	–0.26%	0.45%	N/A	0.98%
F-2	8/12/09	0.00	0.71	N/A	1.23

Indexes	1 year	5 years	10 years

Bloomberg Barclays Municipal Short 1–5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.07%	1.09%	2.64%
Lipper Short Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.11	0.62	1.56
Class A annualized 30-day yield at January 31, 2017: 1.16% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment	16

American Funds Tax-Exempt Fund of New York

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	11/1/2010	–3.75%	2.41%	3.10%
– After taxes on distributions		–3.75	2.41	3.10
– After taxes on distributions and sale of fund shares		–1.08	2.51	3.05

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime

C	11/1/2010	–1.76%	2.33%	2.87%
F-1	11/1/2010	0.05	3.14	3.66
F-2	11/1/2010	0.14	3.29	3.83

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

Bloomberg Barclays New York Municipal Funds Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.39%	3.22%	3.56%
Lipper New York Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.47	3.18	3.29
Class A annualized 30-day yield at January 31, 2017: 2.13% (For current yield information, please call American FundsLine® at (800) 325-3590.)

American Funds U.S. Government Money Market Fund

17	Summary Prospectus Amendment

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime

A	5/1/2009	0.02%	0.00%	0.00%
C	5/1/2009	–1.00	0.00	0.00
F-1	5/1/2009	0.00	0.00	0.00
F-2	5/1/2009	0.00	0.00	0.00
529-A	5/1/2009	0.00	0.00	0.00
529-C	5/1/2009	–1.00	0.00	0.00
529-E	5/1/2009	0.00	0.00	0.00
529-F-1	5/1/2009	0.00	0.00	0.00
R-1	5/1/2009	0.00	0.00	0.00
R-2	5/1/2009	0.00	0.00	0.00
R-2E	8/29/2014	0.00	N/A	0.00
R-3	5/1/2009	0.00	0.00	0.00
R-4	5/1/2009	0.00	0.00	0.00
R-5E	11/20/2015	0.00	N/A	0.00
R-5	5/1/2009	0.00	0.00	0.00
R-6	5/1/2009	0.02	0.00	0.00

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)

USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.34%	0.11%	0.11%
Lipper U.S. Government Money Market Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.03	0.02	0.02
For current 7-day yield information, please call American FundsLine® at (800) 325-3590.

American High-Income Municipal Bond Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	9/26/1994	–2.27%	5.11%	3.86%	5.31%
– After taxes on distributions		–2.27	5.11	3.86	N/A
– After taxes on distributions and sale of fund shares		0.33	4.95	3.94	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	–0.19%	5.11%	3.45%	4.24%
F-1	3/19/2001	1.48	5.83	4.18	4.70
F-2	8/12/2008	1.74	6.11	N/A	5.63

				Lifetime
	1 year	5 years	10 years	(from Class A
Indexes				inception)

Bloomberg Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.25%	3.28%	4.25%	5.37%
Bloomberg Barclays High Yield Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.99	5.91	4.04	N/A
Lipper High Yield Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.82	5.24	3.35	4.98
Class A annualized 30-day yield at January 31, 2017: 3.38% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment	18

American High-Income Trust

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	2/19/1988	12.00%	4.89%	4.99%	7.78%
– After taxes on distributions		9.26	2.21	2.16	N/A
– After taxes on distributions and sale of fund shares		6.73	2.57	2.62	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	14.40%	4.86%	4.55%	6.03%
F-1	3/15/2001	16.28	5.66	5.35	6.53
F-2	8/4/2008	16.59	5.94	N/A	6.84
529-A	2/19/2002	11.92	4.79	4.91	6.69
529-C	2/19/2002	14.35	4.80	4.49	6.11
529-E	3/15/2002	16.00	5.38	5.05	6.53
529-F-1	9/16/2002	16.49	5.84	5.53	8.05
R-1	7/11/2002	15.42	4.87	4.53	7.02
R-2	6/18/2002	15.42	4.85	4.54	6.52
R-2E	8/29/2014	15.81	N/A	N/A	1.31
R-3	6/21/2002	15.95	5.35	5.02	7.10
R-4	7/19/2002	16.32	5.68	5.35	7.87
R-5E	11/20/2015	16.46	N/A	N/A	11.82
R-5	5/15/2002	16.66	5.99	5.67	7.31
R-6	5/1/2009	16.73	6.05	N/A	10.16

				Lifetime
				(from Class A
Indexes	1 year	5 years	10 years	inception)

Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	17.13%	7.36%	7.55%	N/A
Lipper High Yield Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	13.27	6.18	5.93	7.11%
Class A annualized 30-day yield at September 30, 2016: 5.20% (For current yield information, please call American FundsLine® at (800) 325-3590.)

American Mutual Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	2/21/1950	7.58%	11.08%	6.08%	11.49%
– After taxes on distributions		6.38	9.93	5.23	N/A
– After taxes on distributions and sale of fund shares		5.26	8.73	4.81	N/A

19	Summary Prospectus Amendment

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	12.28%	11.52%	5.84%	6.61%
F-1	3/15/2001	14.07	12.33	6.65	7.13
F-2	8/5/2008	14.38	12.62	N/A	8.93
529-A	2/19/2002	7.51	10.97	5.98	6.87
529-C	2/20/2002	12.22	11.43	5.77	6.36
529-E	3/7/2002	13.83	12.03	6.32	6.52
529-F-1	9/17/2002	14.33	12.55	6.84	8.62
R-1	6/11/2002	13.25	11.49	5.83	6.54
R-2	5/31/2002	13.27	11.51	5.81	6.27
R-2E	8/29/2014	13.61	N/A	N/A	6.08
R-3	6/6/2002	13.77	12.01	6.32	6.98
R-4	6/27/2002	14.11	12.35	6.64	7.54
R-5E	11/20/2015	14.25	N/A	N/A	10.32
R-5	5/15/2002	14.44	12.69	6.96	7.31
R-6	5/1/2009	14.52	12.75	N/A	14.01

					Lifetime
					(from Class A
Indexes		1 year	5 years	10 years	inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		11.96%	14.66%	6.95%	11.21%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		10.47	11.60	5.02	N/A
Lipper Large-Cap Core Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		12.28	13.55	6.24	N/A
Lipper Large-Cap Value Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		16.37	13.95	5.53	N/A
Class A annualized 30-day yield at October 31, 2016: 2.14% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Capital Income Builder

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	7/30/1987	0.75%	6.02%	3.41%	8.96%
– After taxes on distributions		–0.16	5.03	2.39	N/A
– After taxes on distributions and sale of fund shares		1.03	4.61	2.56	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	5.08%	6.43%	3.19%	6.31%
F-1	3/15/2001	6.84	7.23	3.98	6.82
F-2	8/1/2008	7.13	7.50	N/A	5.08
529-A	2/19/2002	0.68	5.93	3.33	6.51
529-C	2/20/2002	5.02	6.36	3.12	6.07
529-E	3/1/2002	6.58	6.94	3.67	6.52
529-F-1	9/17/2002	7.06	7.43	4.16	7.42
R-1	6/11/2002	6.07	6.44	3.19	5.81
R-2	5/31/2002	6.09	6.46	3.18	5.70
R-2E	8/29/2014	6.41	N/A	N/A	0.79
R-3	6/4/2002	6.55	6.91	3.65	6.22
R-4	5/20/2002	6.87	7.25	3.97	6.53
R-5E	11/20/2015	7.00	N/A	N/A	4.57
R-5	5/15/2002	7.20	7.56	4.28	6.85
R-6	5/1/2009	7.23	7.61	N/A	9.61

Summary Prospectus Amendment	20

				Lifetime
				(from Class A
Indexes	1 year	5 years	10 years	inception)

MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.86%	9.36%	3.56%	N/A
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	2.23	4.34	6.47%
70%/30% MSCI ACWI/Bloomberg Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.42	7.33	4.12	N/A
Lipper Global Equity Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.28	7.54	2.58	N/A
Class A annualized 30-day yield at October 31, 2016: 3.14% (For current yield information, please call American FundsLine® at (800) 325-3590.)

EuroPacific Growth Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	4/16/1984	–5.13%	5.58%	2.02%	10.26%
– After taxes on distributions		–5.32	5.33	1.71	N/A
– After taxes on distributions and sale of fund shares		–2.59	4.51	1.83	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	–1.10%	6.02%	1.82%	5.39%
F-1	3/15/2001	0.65	6.82	2.60	5.92
F-2	8/1/2008	0.91	7.11	N/A	3.10
529-A	2/15/2002	–5.16	5.53	1.97	6.46
529-C	2/15/2002	–1.16	5.95	1.76	6.02
529-E	3/7/2002	0.39	6.52	2.29	6.23
529-F-1	9/16/2002	0.83	7.01	2.78	8.38
R-1	6/17/2002	–0.09	6.03	1.83	6.20
R-2	5/31/2002	–0.07	6.06	1.83	5.88
R-2E	8/29/2014	0.29	N/A	N/A	–2.41
R-3	5/21/2002	0.39	6.54	2.32	6.29
R-4	6/7/2002	0.69	6.85	2.61	6.84
R-5E	11/20/2015	0.82	N/A	N/A	–1.89
R-5	5/15/2002	1.00	7.17	2.92	6.94
R-6	5/1/2009	1.01	7.22	N/A	8.26

					Lifetime
					(from Class A
Indexes		1 year	5 years	10 years	inception)

MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		4.50%	5.00%	0.96%	N/A
MSCI EAFE Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		1.00	6.53	0.75	8.07%
Lipper International Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		0.66	5.84	0.68	8.32

21	Summary Prospectus Amendment

The Growth Fund of America

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	12/1/1973	2.22%	13.68%	6.30%	13.24%
– After taxes on distributions		0.73	12.03	5.37	N/A
– After taxes on distributions and sale of fund shares		2.51	10.85	5.01	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	6.60%	14.12%	6.10%	6.32%
F-1	3/15/2001	8.38	14.99	6.93	6.86
F-2	8/1/2008	8.69	15.31	N/A	8.66
529-A	2/15/2002	2.13	13.59	6.24	7.22
529-C	2/15/2002	6.55	14.05	6.03	6.77
529-E	3/1/2002	8.12	14.66	6.59	7.25
529-F-1	9/16/2002	8.62	15.19	7.10	9.71
R-1	6/6/2002	7.61	14.16	6.13	7.56
R-2	5/21/2002	7.64	14.22	6.17	7.21
R-2E	8/29/2014	7.99	N/A	N/A	5.82
R-3	5/21/2002	8.11	14.69	6.62	7.68
R-4	5/28/2002	8.44	15.02	6.93	8.04
R-5E	11/20/2015	8.56	N/A	N/A	6.06
R-5	5/15/2002	8.75	15.37	7.25	8.22
R-6	5/1/2009	8.82	15.42	N/A	14.40

					Lifetime
					(from Class A
Index		1 year	5 years	10 years	inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		11.96%	14.66%	6.95%	10.86%

The Income Fund of America

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	12/1/1973	4.24%	8.07%	4.82%	10.87%
– After taxes on distributions		3.33	7.04	3.72	N/A
– After taxes on distributions and sale of fund shares		2.87	6.18	3.59	N/A

Summary Prospectus Amendment	22

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	8.67%	8.47%	4.59%	6.57%
F-1	3/15/2001	10.51	9.27	5.38	7.09
F-2	8/1/2008	10.78	9.54	N/A	7.61
529-A	2/15/2002	4.15	7.95	4.73	6.82
529-C	2/19/2002	8.65	8.40	4.52	6.45
529-E	2/25/2002	10.28	8.98	5.07	6.93
529-F-1	9/17/2002	10.76	9.49	5.58	8.27
R-1	6/17/2002	9.69	8.46	4.59	6.49
R-2	5/31/2002	9.70	8.47	4.56	6.26
R-2E	8/29/2014	10.06	N/A	N/A	3.45
R-3	6/4/2002	10.16	8.94	5.05	6.84
R-4	6/27/2002	10.52	9.27	5.37	7.50
R-5E	11/20/2015	10.64	N/A	N/A	8.31
R-5	5/15/2002	10.89	9.60	5.69	7.36
R-6	5/1/2009	10.89	9.64	N/A	12.16

					Lifetime
					(from Class A
Indexes		1 year	5 years	10 years	inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		11.96%	14.66%	6.95%	10.86%
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		2.65	2.23	4.34	N/A
65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		8.77	10.31	6.33	N/A
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		6.86	5.93	4.34	N/A
Class A annualized 30–day yield at January 31, 2017: 2.91% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Intermediate Bond Fund of America

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	2/19/1988	–1.37%	0.58%	2.10%	4.64%
– After taxes on distributions		–2.09	–0.04	1.21	N/A
– After taxes on distributions and sale of fund shares		–0.73	0.19	1.28	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	–0.64%	0.30%	1.56%	2.32%
F-1	3/19/2001	1.07	1.04	2.32	2.81
F-2	8/8/2008	1.36	1.32	N/A	2.57
529-A	2/19/2002	–1.45	0.49	2.02	2.43
529-C	2/19/2002	–0.68	0.24	1.50	1.81
529-E	3/15/2002	0.85	0.78	2.03	2.41
529-F-1	9/16/2002	1.28	1.23	2.51	2.56
R-1	6/13/2002	0.38	0.32	1.56	1.81
R-2	5/31/2002	0.30	0.30	1.56	1.84
R-2E	8/29/2014	0.64	N/A	N/A	0.68
R-3	6/26/2002	0.81	0.76	2.01	2.22
R-4	6/27/2002	1.12	1.08	2.34	2.57
R-5E	11/20/2015	1.25	N/A	N/A	1.06
R-5	5/15/2002	1.42	1.38	2.64	2.97
R-6	5/1/2009	1.47	1.43	N/A	2.74

23	Summary Prospectus Amendment

				Lifetime
				(from Class A
Indexes	1 year	5 years	10 years	inception)

Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.37%	1.34%	3.26%	5.41%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.43	1.84	3.24	5.37
Lipper Short-Intermediate U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.58	0.51	2.66	4.96
Class A annualized 30-day yield at August 31, 2016: 1.02% (For current yield information, please call American FundsLine® at (800) 325-3590.)

International Growth and Income Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime

A – Before taxes	10/1/2008	–3.72%	3.71%	5.02%
– After taxes on distributions		–4.05	2.95	4.37
– After taxes on distributions and sale of fund shares		–1.47	3.18	4.30

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime

C	10/1/2008	0.35%	4.12%	4.93%
F-1	10/1/2008	2.10	4.91	5.74
F-2	10/1/2008	2.43	5.19	6.01
529-A	10/1/2008	–3.75	3.65	4.94
529-C	10/1/2008	0.31	4.04	4.86
529-E	10/1/2008	1.91	4.63	5.43
529-F-1	10/1/2008	2.30	5.09	5.92
R-1	10/1/2008	1.45	4.43	5.17
R-2	10/1/2008	1.33	4.09	4.92
R-2E	8/29/2014	1.70	N/A	–6.21
R-3	10/1/2008	1.84	4.60	5.41
R-4	10/1/2008	2.15	4.95	5.76
R-5E	11/20/2015	2.28	N/A	–0.86
R-5	10/1/2008	2.47	5.25	6.06
R-6	5/1/2009	2.54	5.30	7.66

				Lifetime
				(from Class A
Indexes		1 year	5 years	inception)

MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		4.50%	5.00%	3.57%
Lipper International Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		1.70	6.87	4.30
Class A annualized 30-day yield at December 31, 2016: 2.21% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment	24

Limited Term Tax-Exempt Bond Fund of America

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	10/6/1993	–2.75%	1.11%	2.76%	3.83%
– After taxes on distributions		–2.75	1.11	2.76	N/A
– After taxes on distributions and sale of fund shares		–0.69	1.41	2.78	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	–1.95%	0.87%	2.25%	2.81%
F-1	3/15/2001	–0.31	1.54	2.97	3.27
F-2	8/18/2008	–0.05	1.80	N/A	3.21

					Lifetime
					(from Class A
Indexes		1 year	5 years	10 years	inception)

Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		–0.15%	1.79%	3.48%	4.18%
Lipper Short-Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		–0.21	1.25	2.52	3.44
Class A annualized 30-day yield at January 31, 2017: 1.43% (For current yield information, please call American FundsLine® at (800) 325-3590.)

New Perspective Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	3/13/1973	–4.00%	9.83%	5.14%	11.83%
– After taxes on distributions		–4.78	8.78	4.38	N/A
– After taxes on distributions and sale of fund shares		–1.49	7.86	4.20	N/A

25	Summary Prospectus Amendment

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	0.09%	10.26%	4.93%	6.61%
F-1	3/15/2001	1.81	11.09	5.73	7.14
F-2	8/1/2008	2.10	11.40	N/A	6.96
529-A	2/15/2002	–4.06	9.75	5.06	7.53
529-C	2/15/2002	0.03	10.19	4.86	7.09
529-E	3/1/2002	1.56	10.78	5.41	7.53
529-F-1	9/17/2002	2.02	11.30	5.91	9.82
R-1	6/17/2002	1.04	10.28	4.94	7.48
R-2	5/21/2002	1.05	10.30	4.93	7.02
R-2E	8/29/2014	1.40	N/A	N/A	2.51
R-3	6/4/2002	1.50	10.78	5.41	7.74
R-4	5/28/2002	1.83	11.12	5.74	7.89
R-5E	11/20/2015	1.89	N/A	N/A	–0.26
R-5	5/15/2002	2.14	11.46	6.06	8.18
R-6	5/1/2009	2.19	11.51	N/A	12.32

					Lifetime
					(from Class A
Indexes		1 year	5 years	10 years	inception)

MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		7.86%	9.36%	3.56%	N/A
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		11.96	14.66	6.95	10.29%
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		7.64	10.00	3.73	N/A

New World Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	6/17/1999	–2.11%	3.15%	2.47%	6.78%
– After taxes on distributions		–2.25	2.77	2.15	N/A
– After taxes on distributions and sale of fund shares		–0.94	2.58	2.16	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	2.06%	3.54%	2.27%	7.84%
F-1	3/16/2001	3.93	4.41	3.11	8.43
F-2	8/1/2008	4.20	4.68	N/A	1.94
529-A	2/19/2002	–2.17	3.08	2.43	8.40
529-C	2/25/2002	2.01	3.49	2.20	7.96
529-E	3/22/2002	3.60	4.07	2.76	8.11
529-F-1	9/17/2002	4.04	4.52	3.24	10.02
R-1	6/11/2002	3.09	3.59	2.28	7.80
R-2	6/7/2002	3.15	3.61	2.28	7.83
R-2E	8/29/2014	3.51	N/A	N/A	–4.51
R-3	6/6/2002	3.60	4.09	2.77	8.32
R-4	10/7/2002	3.94	4.43	3.12	10.48
R-5E	11/20/2015	4.02	N/A	N/A	0.90
R-5	5/15/2002	4.27	4.75	3.42	8.75
R-6	5/1/2009	4.31	4.80	N/A	8.02

Summary Prospectus Amendment	26

				Lifetime
				(from Class A
Indexes	1 year	5 years	10 years	inception)

MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.86%	9.36%	3.56%	3.95%
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.19	1.28	1.84	6.73

Short-Term Bond Fund of America

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	10/2/2006	–1.47%	–0.05%	1.24%	1.31%
– After taxes on distributions		–1.86	–0.36	0.66	N/A
– After taxes on distributions and sale of fund shares		–0.83	–0.17	0.74	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	11/6/2006	–0.91%	–0.40%	0.66%	0.71%
F-1	11/1/2006	0.80	0.32	1.39	1.41
F-2	8/19/2008	1.17	0.62	N/A	1.25
529-A	11/3/2006	–1.55	–0.10	1.17	1.22
529-C	11/3/2006	–1.03	–0.47	0.58	0.62
529-E	12/1/2006	0.55	0.06	1.10	1.10
529-F-1	11/16/2006	1.01	0.52	1.59	1.62
R-1	12/26/2006	–0.03	–0.42	0.64	0.63
R-2	12/8/2006	0.11	–0.40	0.64	0.65
R-2E	8/29/2014	0.48	N/A	N/A	0.34
R-3	11/22/2006	0.52	0.03	1.07	1.08
R-4	1/3/2007	0.93	0.36	1.41	1.40
R-5E	11/20/2015	0.94	N/A	N/A	0.73
R-5	1/4/2007	1.12	0.66	N/A	1.69
R-6	5/7/2009	1.18	0.69	N/A	0.93

					Lifetime
					(from Class A
Indexes		1 year	5 years	10 years	inception)

Bloomberg Barclays U.S. Government/Credit 1-3 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		1.05%	0.80%	2.32%	2.36%
Lipper Short U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		0.60	0.32	1.68	1.89
Class A annualized 30-day yield at August 31, 2016: 0.87% (For current yield information, please call American FundsLine® at (800) 325-3590.)

27	Summary Prospectus Amendment

SMALLCAP World Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	4/30/1990	–0.32%	10.42%	4.80%	9.06%
– After taxes on distributions		–0.37	9.31	4.08	N/A
– After taxes on distributions and sale of fund shares		–0.08	8.25	3.86	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	3.88%	10.85%	4.60%	7.31%
F-1	3/15/2001	5.75	11.74	5.44	7.85
F-2	8/1/2008	6.02	12.05	N/A	7.24
529-A	2/19/2002	–0.39	10.35	4.75	8.40
529-C	2/20/2002	3.85	10.78	4.53	7.89
529-E	3/15/2002	5.46	11.40	5.09	8.06
529-F-1	9/17/2002	5.89	11.90	5.58	10.69
R-1	6/19/2002	4.97	10.91	4.64	8.28
R-2	5/31/2002	4.99	10.92	4.60	7.89
R-2E	8/29/2014	5.34	N/A	N/A	2.64
R-3	6/20/2002	5.46	11.41	5.10	8.81
R-4	7/24/2002	5.77	11.78	5.46	10.35
R-5E	11/20/2015	5.90	N/A	N/A	4.09
R-5	5/15/2002	6.11	12.11	5.78	8.82
R-6	5/1/2009	6.17	12.17	N/A	13.98

Indexes		1 year	5 years	10 years	Lifetime (from Class A inception)

MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		11.59%	11.29%	5.66%	N/A
Lipper Global Small-/Mid-Cap Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		11.61	10.83	4.62	8.87%
Consumer Price Index		2.07	1.36	1.81	2.38

Summary Prospectus Amendment	28

The Tax-Exempt Bond Fund of America

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	10/3/1979	–3.41%	2.96%	3.55%	6.38%
– After taxes on distributions		–3.41	2.96	3.55	N/A
– After taxes on distributions and sale of fund shares		–0.63	3.06	3.58	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	–1.41%	2.94%	3.13%	3.77%
F-1	3/15/2001	0.20	3.62	3.83	4.23
F-2	8/1/2008	0.48	3.89	N/A	4.65

					Lifetime
					(from Class A
Indexes		1 year	5 years	10 years	inception)

Bloomberg Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		0.25%	3.28%	4.25%	N/A
Lipper General & Insured Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		0.04	3.48	3.58	6.24%
Class A annualized 30-day yield at January 31, 2017: 2.22% (For current yield information, please call American FundsLine® at (800) 325-3590.)

The Tax-Exempt Fund of California

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	10/28/1986	–3.86%	3.41%	3.75%	5.40%
– After taxes on distributions		–3.86	3.41	3.75	N/A
– After taxes on distributions and sale of fund shares		–0.91	3.45	3.75	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/19/2001	–1.89%	3.38%	3.33%	3.83%
F-1	3/20/2001	–0.26	4.07	4.04	4.31
F-2	8/22/2008	–0.01	4.33	N/A	5.08

29	Summary Prospectus Amendment

				Lifetime
				(from Class A
Indexes	1 year	5 years	10 years	inception)

Bloomberg Barclays California Municipal Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–0.14%	3.85%	4.44%	N/A
Lipper California Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.05	4.23	3.90	5.53%
Class A annualized 30-day yield at January 31, 2017: 2.20% (For current yield information, please call American FundsLine® at (800) 325-3590.)

U.S. Government Securities Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	10/17/1985	–3.03%	0.41%	3.16%	5.55%
– After taxes on distributions		–3.91	–0.39	2.05	N/A
– After taxes on distributions and sale of fund shares		–1.61	0.05	2.10	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	–1.02%	0.39%	2.75%	3.18%
F-1	3/15/2001	0.74	1.18	3.56	3.69
F-2	8/7/2008	1.00	1.43	N/A	3.54
529-A	2/20/2002	–3.09	0.33	3.08	3.26
529-C	2/19/2002	–1.11	0.32	2.68	2.69
529-E	3/7/2002	0.45	0.86	3.21	3.31
529-F-1	10/11/2002	0.91	1.32	3.71	3.41
R-1	6/13/2002	–0.02	0.41	2.74	2.74
R-2	5/31/2002	0.00	0.41	2.77	2.79
R-2E	8/29/2014	0.36	N/A	N/A	1.09
R-3	6/6/2002	0.45	0.86	3.21	3.22
R-4	5/28/2002	0.77	1.19	3.55	3.59
R-5E	11/20/2015	0.96	N/A	N/A	0.82
R-5	5/15/2002	1.06	1.49	3.86	3.94
R-6	5/1/2009	1.11	1.54	N/A	3.06

					Lifetime
					(from Class A
Indexes		1 year	5 years	10 years	inception)

Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		1.31%	1.57%	4.04%	6.55%
Lipper General U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		2.07	1.36	1.81	2.59
Consumer Price Index		0.64	0.95	3.35	5.55
Class A annualized 30-day yield at August 31, 2016: 1.08% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment	30

Washington Mutual Investors Fund

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):

Share class	Inception date	1 year	5 years	10 years	Lifetime

A – Before taxes	7/31/1952	6.87%	11.99%	5.87%	11.71%
– After taxes on distributions		5.32	10.68	4.92	N/A
– After taxes on distributions and sale of fund shares		5.14	9.46	4.62	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime

C	3/15/2001	11.47%	12.42%	5.65%	6.12%
F-1	3/15/2001	13.31	13.24	6.45	6.65
F-2	8/5/2008	13.63	13.54	N/A	8.98
529-A	2/15/2002	6.79	11.88	5.78	6.54
529-C	2/15/2002	11.43	12.34	5.58	6.10
529-E	3/1/2002	13.03	12.94	6.12	6.44
529-F-1	9/16/2002	13.56	13.47	6.64	8.44
R-1	5/29/2002	12.51	12.42	5.66	6.07
R-2	5/31/2002	12.53	12.46	5.66	6.10
R-2E	8/29/2014	12.86	N/A	N/A	6.27
R-3	6/4/2002	13.01	12.92	6.13	6.75
R-4	5/20/2002	13.35	13.27	6.45	6.81
R-5E	11/20/2015	13.50	N/A	N/A	10.12
R-5	5/15/2002	13.69	13.61	6.77	7.11
R-6	5/1/2009	13.74	13.66	N/A	15.07

					Lifetime
					(from Class A
Indexes		1 year	5 years	10 years	inception)

S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)		11.96%	14.66%	6.95%	10.69%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)		10.47	11.60	5.02	N/A
Class A annualized 30-day yield at October 31, 2016: 1.98% (For current yield information, please call American FundsLine® at (800) 325 3590.)

Lit. No. MFGEBS-211-0417P   Litho in USA   CGD/ALD/10039-S58422